Share-Based Compensation (Narrative) (Details) (USD $) In Thousands, except Share data, unless otherwise specified	12 Months Ended						12 Months Ended				0 Months Ended		12 Months Ended			0 Months Ended		12 Months Ended							12 Months Ended								12 Months Ended
	Dec. 31, 2012		Dec. 31, 2011		Dec. 31, 2010	Apr. 14, 2011	Dec. 31, 2012 IPO [Member]	Dec. 31, 2011 IPO [Member]	Dec. 31, 2012 2011 Equity Incentive Plan [Member]	Dec. 31, 2011 2011 Equity Incentive Plan [Member]	Apr. 14, 2011 Stock Options [Member] IPO [Member]	Apr. 14, 2011 Stock Options [Member] 2011 Equity Incentive Plan [Member]	Dec. 31, 2012 Stock Options [Member] 2011 Equity Incentive Plan [Member]	Dec. 31, 2011 Stock Options [Member] 2011 Equity Incentive Plan [Member]	Dec. 31, 2012 Restricted Stock Units (RSUs) [Member]	Apr. 14, 2011 Restricted Stock Units (RSUs) [Member] IPO [Member]	Apr. 14, 2011 Restricted Stock Units (RSUs) [Member] 2011 Equity Incentive Plan [Member]	Dec. 31, 2012 Restricted Stock Units (RSUs) [Member] 2011 Equity Incentive Plan [Member]	Dec. 31, 2011 Restricted Stock Units (RSUs) [Member] 2011 Equity Incentive Plan [Member]	Dec. 31, 2012 Chief Executive Officer [Member]	Dec. 31, 2011 Chief Executive Officer [Member]	Dec. 31, 2010 Chief Executive Officer [Member]	Dec. 31, 2008 Chief Executive Officer [Member]	Apr. 14, 2011 Chief Executive Officer [Member] IPO [Member]	Dec. 31, 2012 Executive Officer [Member] Stock Options [Member] 2011 Equity Incentive Plan [Member]	Dec. 31, 2012 Executive Officer [Member] Restricted Stock Units (RSUs) [Member] 2011 Equity Incentive Plan [Member]	Dec. 31, 2012 Second Anniversary Of Grant Date [Member]	Apr. 14, 2011 Second Anniversary Of Grant Date [Member] IPO [Member]	Dec. 31, 2012 Second Anniversary Of Grant Date [Member] 2011 Equity Incentive Plan [Member]	Apr. 14, 2011 Second Anniversary Of Grant Date [Member] 2011 Equity Incentive Plan [Member]	Apr. 14, 2011 Third Anniversary Of Grant Date [Member] IPO [Member]	Apr. 14, 2011 Fourth Anniversary Of Grant Date [Member] IPO [Member]	Dec. 31, 2012 Three Years Following The Grant Date [Member]	Dec. 31, 2012 Three Years Following The Grant Date [Member] 2011 Equity Incentive Plan [Member]	Apr. 14, 2011 Three Years Following The Grant Date [Member] 2011 Equity Incentive Plan [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Requisite service period to vest award	5 years																																3 years
Award vesting percentage																							25.00%				40.00%	33.00%	40.00%	40.00%	33.00%	33.00%	20.00%	20.00%	20.00%
Percentage of amount authorized under the plan to Company's fair market value																							1.00%
Price per share used to determine fair value of awards	$ 11.96	[1]	$ 20.53	[1]	$ 16.50				$ 14.35	$ 21.20
Share-based compensation expense	$ (15,746)		$ 19,295		$ 20,159		$ 7,997	$ 5,703	$ 12,900	$ 8,202										$ 0	$ 2,214	$ 16,392
Amount paid as a result of the settlement of the award right granted																								34,000
Incremental compensation expense related to remeasuring of accrued liability			10,526		15,576
Initial quoted market price			$ 21.00
Share-based compensation related income tax benefits	(4,905)		4,436		5,147				2,807	1,690
Share-based compensation, award vesting period																							4 years
Percentage of total outstanding shares of the entity immediately follow the IPO that is authorized under equity incentive plan										2.50%
Share-based compensation, award granted in period, shares											782,137	833,388				1,046,459	231,455								584,587	211,169
Common stock strike price						$ 21.20			$ 14.35
Value of stock options and restricted stock granted during period													3,051	10,435				3,030	21,488
Remaining unrecognized compensation expense									16,901
Accrued payroll and other liabilities, current	150,690		146,721												7,936
Accrued payroll and other liabilities, non-current	$ 2,968
Requisite service period of unrecognized compensation expense	2 years								3 years 1 month 6 days
Expected volatility of stock options	37.30%	[2]	38.00%	[2]					48.00%	28.60%
Dividend yield rate of stock options	2.00%		1.20%						1.70%	1.13%
Risk free interest rate of stock options	0.40%		0.80%						0.80%	3.35%

[1]	Equal to the quoted market price per share at the end of the year.
[2]	Based on implied volatility of the Company's class A shares.